GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2013	2012
Balance at beginning of year	$97,961	$89,961
Goodwill acquired during year (note 5 and 6)	2,061	31,107
Goodwill allocated to discontinued operations (note 7)	—	(25,956)
Foreign currency translation adjustments	2,696	2,849
	$102,718	$97,961

OEM Solutions	87,356	82,885
Enterprise Solutions	15,362	15,076
	$102,718	$97,961